UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

       QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number 811-03235
                                                     ---------

                          FMI Common Stock Fund, Inc.
                              ------------------
               (Exact name of registrant as specified in charter)


                    100 East Wisconsin Avenue, Suite 2200
                          Milwaukee, Wisconsin  53202
                              --------------------
              (Address of principal executive offices) (Zip code)


                                 Ted D. Kellner
                           Fiduciary Management, Inc.
                     100 East Wisconsin Avenue, Suite 2200
                              Milwaukee, WI  53202
                               ------------------
                    (Name and address of agent for service)


                                  414-226-4555
                                  ------------
                   Registrant's telephone number, including area code


Date of fiscal year end: SEPTEMBER 30
                         ----------------


Date of reporting period: DECEMBER 31, 2004
                          -----------------

Item 1. Schedule of Investments.

FMI Common Stock Fund, Inc.
SCHEDULE OF INVESTMENTS
December 31, 2004 (Unaudited)

   SHARES OR
PRINCIPAL AMOUNT                                                     VALUE
----------------                                                     -----

COMMON STOCKS -- 91.5% (A)<F2>
COMMERCIAL SERVICES SECTOR -- 8.9%
----------------------------------
               BUSINESS SERVICES -- 6.3%
   421,200     ABM Industries Inc.                               $  8,306,064
   203,100     G & K Services, Inc.                                 8,818,602
   375,000     Watson Wyatt & Company Holdings                     10,106,250
                                                                 ------------
                                                                   27,230,916

               INDUSTRIAL SERVICES -- 2.6%
   340,000     Republic Services, Inc.                             11,403,600


CONSUMER DISCRETIONARY SECTOR -- 18.0%
--------------------------------------
               CONSUMER DURABLES -- 2.8%
   355,300     Snap-on Inc.                                        12,208,108

               PUBLISHING-MISCELLANEOUS -- 1.6%
    22,300     Journal Communications, Inc.                           402,961
   183,000     Scholastic Corp.*<F1>                                6,763,680
                                                                 ------------
                                                                    7,166,641

               RESTAURANTS -- 3.5%
   550,900     Darden Restaurants, Inc.                            15,281,966

               RETAIL TRADE -- 4.5%
   551,200     Casey's General Stores, Inc.                        10,004,280
   320,000     Michaels Stores, Inc.                                9,590,400
                                                                 ------------
                                                                   19,594,680

               TEXTILE-APPAREL MANUFACTURERS -- 5.6%
   345,000     Liz Claiborne, Inc.                                 14,562,450
   445,000     Paxar Corp.*<F1>                                     9,865,650
                                                                 ------------
                                                                   24,428,100

CONSUMER STAPLES SECTOR -- 2.4%
-------------------------------
               FOODS & BEVERAGES -- 2.4%
   152,000     Lancaster Colony Corp.                               6,516,240
   181,800     Ruddick Corp.                                        3,943,242
                                                                 ------------
                                                                   10,459,482

DISTRIBUTION SECTOR -- 10.4%
----------------------------
               EDUCATION SERVICES -- 1.0%
   117,000     School Specialty, Inc.*<F1>                          4,511,520

               HEALTHCARE -- 3.6%
   320,100     Accredo Health, Inc.*<F1>                            8,873,172
   545,900     PSS World Medical, Inc.*<F1>                         6,831,938
                                                                 ------------
                                                                   15,705,110

               OFFICE PRODUCTS -- 2.9%
   276,000     United Stationers Inc.                              12,751,200

               TECHNOLOGY COMPONENTS -- 2.9%
   515,400     Arrow Electronics, Inc.*<F1>                        12,524,220

ENERGY SECTOR -- 3.9%
---------------------
               OIL & GAS PRODUCERS -- 3.9%
   166,800     Newfield Exploration Co.*<F1>                        9,849,540
   168,800     St. Mary Land & Exploration Co.                      7,045,712
                                                                 ------------
                                                                   16,895,252

FINANCIAL SERVICES SECTOR -- 8.4%
---------------------------------
               LIFE INSURANCE -- 3.2%
   325,000     Protective Life Corp.                               13,874,250

               MULTI-LINE INSURANCE -- 5.2%
   235,000     Delphi Financial Group, Inc.                        10,845,250
   465,000     Old Republic International Corp.                    11,764,500
                                                                 ------------
                                                                   22,609,750
HEALTHCARE SECTOR -- 6.2%
-------------------------
               DENTAL -- 3.9%
   482,900     Sybron Dental Specialties, Inc.*<F1>                17,085,002

               HEALTHCARE SERVICES -- 2.3%
   277,500     Renal Care Group, Inc.*<F1>                          9,987,225

MATERIALS & PROCESSING SECTOR -- 14.0%
--------------------------------------
               CHEMICALS -- 5.9%
   330,500     Albemarle Corp.                                     12,793,655
   287,200     Engelhard Corp.                                      8,808,424
    62,000     Minerals Technologies Inc.                           4,135,400
                                                                 ------------
                                                                   25,737,479

               CONTAINER & PACKAGING-PAPER & PLASTIC -- 8.1%
   306,000     AptarGroup, Inc.                                    16,150,680
   454,000     Bemis Company, Inc.                                 13,206,860
   215,000     Spartech Corp.                                       5,824,350
                                                                 ------------
                                                                   35,181,890
PRODUCER DURABLES SECTOR -- 8.2%
--------------------------------
               BUSINESS EQUIPMENT -- 2.4%
   263,000     Global Imaging Systems, Inc.*<F1>                   10,388,500

               MACHINERY-INDUSTRIAL/SPECIALTY -- 5.8%
   280,000     Albany International Corp.                           9,844,800
   119,900     IDEX Corp.                                           4,855,950
   304,100     York International Corp.                            10,503,614
                                                                 ------------
                                                                   25,204,364

TECHNOLOGY SECTOR -- 7.5%
-------------------------
               COMPUTER SERVICES SOFTWARE & SYSTEMS -- 7.5%
   524,400     The BISYS Group, Inc.*<F1>                           8,626,380
   166,500     eFunds Corp.*<F1>                                    3,997,665
   376,700     Imation Corp.                                       11,990,361
   664,200     MPS Group, Inc.*<F1>                                 8,143,092
                                                                 ------------
                                                                   32,757,498

TRANSPORTATION SECTOR -- 3.6%
-----------------------------
               TRUCKING -- 3.6%
   163,800     Pacer International, Inc.*<F1>                       3,482,388
   540,300     Werner Enterprises, Inc.                            12,232,392
                                                                 ------------
                                                                   15,714,780
                                                                 ------------
                 Total common stocks (Cost $309,101,752)          398,701,533

SHORT-TERM INVESTMENTS -- 8.6% (A)<F2>
               COMMERCIAL PAPER -- 1.8%
$ 4,000,000    American Express Credit Corp.,
                 2.15%, due 01/05/05                                3,999,045
  4,000,000    General Electric Capital Corp.,
                 2.14%, due 01/05/05                                3,999,049
                                                                 ------------
                   Total commercial paper (Cost $7,998,094)         7,998,094

               VARIABLE RATE DEMAND NOTES -- 6.8%
  3,095,000    American Family Financial Services, 2.00%            3,095,000
 21,370,601    U.S. Bank, N.A., 2.17%                              21,370,601
  5,156,600    Wisconsin Corporate
                 Central Credit Union, 2.09%                        5,156,600
                                                                 ------------
                   Total variable rate demand notes
                     (Cost $29,622,201)                            29,622,201
                                                                 ------------
                   Total short-term investments
                     (Cost $37,620,295)                            37,620,295
                                                                 ------------
                   Total investments -- 100.1%
                     (Cost $346,722,047)                          436,321,828

               Liabilities, less cash and
                 receivables -- (0.1%) (A)<F2>                       (703,299)
                                                                 ------------
                    TOTAL NET ASSETS -- 100.0%                   $435,618,529
                                                                 ------------
                                                                 ------------


*<F1>     Non-income producing security.

(A)<F2>   Percentages for the various classifications relate to net assets.

Item 2. Controls and Procedures.

(a) The Registrant's President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure Controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

     (Registrant) FMI Common Stock Fund, Inc.
                  ---------------------------

     By (Signature and Title)  /s/Ted D. Kellner
                               -------------------------
                               Ted D. Kellner, President

     Date  February 3, 2005
           ----------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

     By (Signature and Title)  /s/Ted D. Kellner
                               -------------------------
                               Ted D. Kellner, President

     Date  February 3, 2005
           ----------------

     By (Signature and Title)  /s/Ted D. Kellner
                               -------------------------
                               Ted D. Kellner, Treasurer

     Date  February 3, 2005
           ----------------